Organization and Principal Activities (Details)				12 Months Ended
	Oct. 21, 2020	Aug. 13, 2020 ILS (₪)	Apr. 28, 2016 USD ($) shares	Dec. 31, 2020 USD ($)
Organization and Principal Activities (Details) [Line Items]
Aggregate purchase price				$ 7,192,537
Combination shares of ratio, description	the Company completed a share combination of its common shares at a ratio of one-for-eight, which decreased the Company’s outstanding Class A common shares from 17,685,475 shares to 2,210,683 shares and the Company’s outstanding Class B common shares from 11,111,111 shares to 1,388,888 shares. This share combination also decreased the Company’s authorized shares to 6,250,000 common shares of par value of US$0.021848 each, of which 4,736,111 are designated as Class A common shares and 1,513,889 are designated as Class B common shares
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Common shares | shares			11,111,111
Aggregate purchase price			$ 20,000,000
Lianluo Connection Medical Wearable Device Technology Co Ltd [Member] | Lianluo Smart Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Cash consideration amount | ₪		₪ 0